Preferred and Common Stock - Stock Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation
Stock based compensation			$ 460	$ 541
Restricted Stock
Share Based Compensation
Restricted stock exercised			0
Restricted stock forfeited			0
Restricted stock expired			0
Restricted Stock | Directors and/or officers | Share-based awards, 2018
Share Based Compensation
Stock based compensation - restricted shares issued					129,269
Vesting period					4 years
Share-based awards, Weighted average grant date fair value					$ 5.36
Stock based compensation	$ 90	$ 0	$ 179	0
Unrecognized cost of unvested share-based awards	$ 502		$ 502
Unrecognized cost of unvested share-based awards, weighted average period of recognition			3 years 6 months
Restricted shares non-vested	129,269		129,269		129,269
Share-based awards, Total fair value on grant date					$ 693
Restricted Stock | Directors and/or officers | Share-based awards, 2017
Share Based Compensation
Stock based compensation - restricted shares issued						118,328
Vesting period						4 years
Share-based awards, Weighted average grant date fair value						$ 17.7
Stock based compensation	$ 141	$ 272	$ 281	$ 541
Unrecognized cost of unvested share-based awards	$ 693		$ 693
Unrecognized cost of unvested share-based awards, weighted average period of recognition			2 years 6 months
Restricted shares non-vested	88,741		88,741
Share-based awards, Total fair value on grant date						$ 2,094
Employee Stock Option
Share Based Compensation
Stock options outstanding	100,000		100,000
Vesting period			3 years
Stock based compensation			$ 0
Stock options weighted average period of recognition			4 years 3 months 18 days